Reinsurance - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Reinsurance ceded	$ 230.7	$ 219.7	$ 312.7
State Reinsurance Plan
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Percentage of Ceded Premiums	98.00%	94.00%	82.00%
State Reinsurance Plan | Michigan Catastrophic Claims Association And North Carolina Reinsurance Facility
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Percentage of Ceded Premiums	80.00%	80.00%	70.00%